SEGMENT REPORTING (Reconciliation of Reporting Information from Segments to Consolidated Totals) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total revenues of reportable segment and consolidated revenues		$ 199,574	$ 175,628	$ 182,127
Operating Income
Total operating income for reportable segments		47,998	40,644	45,870
Other income (expenses) income		(836)	268	(856)
Financing income, net		2,056	1,189	1,704
Consolidated income before taxes on income		50,054	41,833	47,574
Assets
Current assets		115,223	91,705	103,222
Property and equipment, net		35,644	31,514	31,908
Total assets		178,019	142,003	152,337
Other significant items
Expenditures for assets		9,331	14,871	13,172
Asset expenditures, reportable segments and unallocated amounts		13,829	18,547	15,193
Depreciation, amortization and impairment for reportable segments		9,160	8,788	9,068
Depreciation and amortization		11,635	11,962	12,219
Reportable Segment [Member]
Operating Income
Total operating income for reportable segments		47,998	40,644	45,870
Assets
Total assets	[1]	103,976	76,055	78,930
Other significant items
Expenditures for assets			14,871	13,172
Depreciation, amortization and impairment for reportable segments		9,160	9,717	9,990
Segment Reconciling Items [Member]
Operating Income
Other income (expenses) income
Financing income, net		2,056	1,189	1,704
Assets
Current assets		43,874	46,119	57,159
Investments in affiliated and other companies		12,060	4,783	1,095
Property and equipment, net		10,912	8,730	7,786
Other unallocated amounts		7,197	6,316	7,367
Other significant items
Expenditure for assets unallocated amounts		4,498	3,676	1,917
Depreciation and amortization, unallocated amounts		$ 2,475	$ 2,245	$ 2,229

[1]	Including goodwill.